Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations
Discontinued Operations

4.  Discontinued Operations

We account for dispositions in our retail operations as discontinued operations when it is evident that the operations and cash flows of a franchise being disposed of will be eliminated from on-going operations and that we will not have any significant continuing involvement in its operations.

In evaluating whether the cash flows of a dealership in our Retail reportable segment will be eliminated from ongoing operations, we consider whether it is likely that customers will migrate to similar franchises that we own in the same geographic market. Our consideration includes an evaluation of the brands sold at other dealerships we operate in the market and their proximity to the disposed dealership. When we dispose of franchises, we typically do not have continuing brand representation in that market. If the franchise being disposed of is located in a complex of PAG owned dealerships, we do not treat the disposition as a discontinued operation if we believe that the cash flows previously generated by the disposed franchise will be replaced by expanded operations of the remaining or replacement franchises.

Combined financial information regarding entities accounted for as discontinued operations follows:

	Year Ended December 31,
	2013	2012	2011
Revenues	$404.7	$635.8	$943.1
Pre-tax income (loss)	(4.6)	(15.1)	3.1
Gain (loss) on disposal	0.8	8.1	3.3

	2013	2012
Inventory	$55.8	$85.6
Other assets	51.5	78.5
Total assets	107.3	164.1

Floor plan notes payable (including non-trade)	43.6	71.4
Other liabilities	16.1	24.5
Total liabilities	59.7	95.9